Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 81,700,000
Research and development tax credits					1,945,000	$ 1,945,000
Increase in valuation allowance					1,300,000
Eos SENOLYTIXS Inc [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					330,000	$ 77,000
Effective federal and state tax rate	0.00%	0.00%	0.00%	0.00%
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credits					$ 1,900,000
Tax credit carryforwards expiration					expiration at various times through 2044
Income Tax Jurisdiction, Domestic State and Local [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration					between 2030 and 2045
State net operating loss carryforwards					$ 33,900,000
Tax Year 2026 to 2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 3,800,000
Net operating loss carryforwards expiration					expiration between 2026 and 2037
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 77,900,000